Note 11 - Investment Securities and Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	September 30, 2016
Description	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual Funds	$572,309	$4,579	$-	$576,888